DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
A reconciliation of disposal gain is presented as follows.
Reconciliation of disposal gain:
Item	Amount in US$ million
Waiver of the Company’s payable to the Buyer of the discontinued operations	217.4
Fair value of shares issued to the Buyer	(42.5)
Net assets of discontinued operations as of the disposal date	(133.6)
Release of currency translation difference due to discontinued operations	65.0
Disposal Gain	106.3

Results of the discontinued operations

			January 1 – September 30
	2015	2016	2017

Revenues	$1,165,700,510	$849,331,555	$472,568,586
Cost of revenues	(1,000,861,822)	(747,068,354)	(457,058,538)

Gross Profit	164,838,688	102,263,201	15,510,048

Operating (expenses)/income:
Selling and marketing	(72,061,281)	(46,914,631)	(24,259,869)
General and administrative	(51,896,423)	(44,629,891)	(32,341,022)
Research and development	(43,905,312)	(27,286,652)	(14,715,027)
Other income	16,009,232	3,771,645	8,776,633
Impairment loss of assets	-	(4,624,979)	-
Total operating expenses	(151,853,784)	(119,684,508)	(62,539,285)

Income/(Loss) from operations	12,984,904	(17,421,307)	(47,029,237)

Interest income	2,836,225	2,349,791	1,144,135
Interest expenses	(41,418,331)	(32,097,477)	(25,518,288)
Exchange (loss)/gain	(935,402)	9,945,642	(7,095,061)
Gain/(losses) on derivatives	1,941,019	4,592,125	(1,284,379)
Loss from discontinued operations before income taxes	(24,591,585)	(32,631,226)	(79,782,830)
Income tax (expense)/benefit, net	(696,807)	(2,161,507)	4,748,324

Loss from discontinued operations, net of tax	$(25,288,392)	$(34,792,733)	$(75,034,506)

Assets and liabilities of the discontinued operations

December 31, 2016
Assets
Cash and cash equivalents	$33,371,486
Restricted cash	95,861,139
Accounts receivable, net of allowances for doubtful accounts	72,732,734
Notes receivable, net - third parties	43,858,319
Inventories	143,975,999
Advances to suppliers-current	10,722,586
Amounts due from related parties	13,065,625
Prepaid income tax	1,020,676
Prepayments and other current assets	19,315,500
Derivative assets	2,715,736
Assets held-for-sales	7,558,218
Total current assets	444,198,018

Property, plant and equipment, net	471,096,623
Prepaid land rent, net	31,850,188
Deferred tax assets, non-current	15,391,396
Restricted cash – non current	429,706
Other long-lived assets	15,085,774
Total non-current assets	533,853,687
Total assets of the discontinued operations	978,051,705

Liabilities
Short-term borrowings from third parties	595,433,960
Notes payable - third parties	223,302,995
Advances from third parties	21,493,334
Amounts due to related parties	1,257,367
Other current liabilities	53,774,987
Income tax payable	221,397
Total current liabilities	895,484,040

Warranty	35,058,973
Deferred gain	20,824,155
Other long-term liabilities	865,964
Total non-current liabilities	56,749,092
Total liabilities	952,233,132
Net assets	$25,818,573

Note:
The intercompany receivables of US$173.4 million due from the continuing business were excluded from the Assets and liabilities of the discontinued operations table above.